ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Schedule of Account receivable

	June 30,
	2019	2020
Notes receivable	$36,095	$27,059
Accounts receivable	293,661	257,008
Allowance for doubtful accounts	(47,162)	(41,618)

	$282,594	$242,449

Schedule of Movements in allowance for doubtful accounts
The movements in allowance for doubtful accounts are as follows:

	June 30,
	2018	2019	2020
Balance at the beginning of year	$48,089	$49,094	$47,162
Additions	3,407	4,318	178
Deconsolidation of a subsidiary	—	(2,733)	—
Written off	(3,527)	(1,959)	(4,399)
Translation adjustment	1,125	(1,558)	(1,323)

Balance at the end of year	$49,094	$47,162	$41,618